Deferred revenues (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Contract Liabilities [Line Items]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]

	Inflation rate	Discount rate	LOM
2019
SA gold operations	6%	6.69% - 9.99%	1 – 19 years
SA PGM operations	6%	6.69% - 10.09%	1 – 31 years
US PGM operations	2%	2.32% - 2.39%	25 – 37 years
2018
SA gold operations	6%	6.27% - 9.73%	1 – 19 years
SA PGM operations	6%	6.27% -9.81%	1 – 28 years
US PGM operations	2%	2.87% -3.02%	26 – 38 years

Explanation of significant changes in contract assets and contract liabilities [text block]

Figures in million - SA rand	Note	2019	2018	2017
Balance at beginning of the year		6,555.4	-
Deferred revenue advance received		2,859.3	6,555.4	-
Deferred revenue recognised during the period		(2,227.5)	(160.3)	-
Interest charge	5	352.3	160.3	-
Deferred revenue recognised on acquisition of subsidiary		627.6	-	-
Balance at the end of the year		8,167.1	6,555.4	-
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue		8,167.1	6,555.4	-
Current portion of deferred revenue		(1,270.6)	(30.1)	-
Non-current portion of deferred revenue		6,896.5	6,525.3	-

BTT streaming revenue
Disclosure Of Contract Liabilities [Line Items]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]

		Further information
Estimated financing rate over life of arrangement	11.5%	Refer note 5
Remaining life of stream	6 years	The life of the stream is determined by the reserves of the Marikana Easterns’ Tailings Dam no.1.
6E PGM entitlement percentage	23%	The 6E PGM entitlement percentage ranges from 23% to 38% based on a weighted 6E PGM basket price that is determined monthly.
Monthly cash percentage	20%

The monthly cash payment to be received is a percentage of the 6E PGM weighted basket price, ranging from 16% to 20%, and is based on a weighted 6E PGM basket price that is determined monthly. This cash payment is caped at a minimum of $106 per ounce and a maximum of $280 per ounce.

Commodity prices	Average monthly basket price	The monthly basket price for any calendar month is calculated by dividing the sum of the monthly average value of weighted 6E PGM basket by the total number of ounces for such calendar month.

Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]

Key input	Estimate at year end	Further information
Estimated financing rate over life of arrangement	4.6% - 5.2%	Refer note 5
Remaining life of stream	67 years

The starting point for the life of mine is the approved life of mine for the US PGM operations. However, as IFRS 15 requires the constraint on revenue recognition to be considered, it is more prudent to include a portion of resources in the life of stream for the purposes of revenue recognition. This will reduce the chance of having a significant decrease in revenue recognised in the future, when the life of mine is updated to include a conversion of resources to reserves.

As such, Sibanye-Stillwater management have determined that is it appropriate to include 50% of inferred resources.

Palladium entitlement percentage	4.5%

The palladium entitlement percentage will be either 4.5%,  2.25% or 1% over the life of the mine, depending on whether or not the advance has been fully utilised, and a certain number of contractual ounces have been delivered (375,000 ounces for the first trigger drop down to 2.25% and 550,000oz for the second trigger drop down rate to 1%).

Monthly cash percentage	18%

The monthly cash payment to be received is a percentage of 18%,  16%,  14% or 10% of the market price of the metal credit delivery to Wheaton International while the advance is not fully utilised. After the advance has been fully utilised, the cash percentage is 22%,  20%,  18% or 14%. The percentage applicable depends on the investment grade of the Group and its leverage ratio. As long as Sibanye-Stillwater’s current investment grade conditions as stipulated in the contract have been satisfied, the monthly cash percentage decreases if the Group’s leverage ratio increases above 3.5:1. The balance of the ounces in the monthly delivery (i.e. 100%-18%= 82%) is then used to determine the utilisation of the deferred revenue balance.

Commodity prices	Five day simple average calculated the day before delivery	The value of each metal credit delivery is determined in terms of the contract.